As Filed with the Securities and Exchange Commission on February 22, 2021

1933 Act File No. 33-36528

1940 Act File No. 811-06161

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

Under

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 215	☒

REGISTRATION STATEMENT

Under

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 221	☒

Virtus Investment Trust

(Exact Name of Registrant as Specified in Charter)

101 Munson Street

Greenfield, Massachusetts 01301

(Address of principal executive offices) (Zip code)

Jennifer Fromm, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary

Virtus Investment Partners, Inc.

One Financial Plaza

Hartford, Connecticut 06103

(Name and Address of Agent for Service)

Copies to:

David C. Sullivan, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On [date] pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On [date] pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On [date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 215 to the Trust’s Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 214 on Form N-1A filed January 29, 2021. This PEA No. 215 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 214 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all the requirements for effectiveness of this Post-Effective Amendment No. 215 (the “Amendment”) to this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York, and the State of New York on the 22nd day of February, 2021.

VIRTUS INVESTMENT TRUST

By:	/s/ George R. Aylward
Name:	George R. Aylward
Title:	President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ George R. Aylward George R. Aylward	Trustee, President and Chief Executive Officer

/s/ W. Patrick Bradley W. Patrick Bradley	Treasurer and Chief Financial Officer

Donald C. Burke* Donald C. Burke	Trustee

Sarah E. Cogan* Sarah E. Cogan	Trustee

Deborah A. DeCotis* Deborah A. DeCotis	Trustee

F. Ford Drummond* F. Ford Drummond	Trustee

Sydney E. Harris* Sydney E. Harris	Trustee

John R. Mallin* John R. Mallin	Trustee

Connie D. McDaniel* Connie D. McDaniel	Trustee

Philip McLoughlin* Philip McLoughlin	Trustee

Geraldine M. McNamara* Geraldine M. McNamara	Trustee

James M. Oates* James M. Oates	Trustee

R. Keith Walton* R. Keith Walton	Trustee

Brian T. Zino	Trustee

*By:	/s/ George R. Aylward

George R. Aylward**
Attorney-In-Fact and Agent for the Individuals Noted Above

Date: February 22, 2021

**

Executed by George R. Aylward on behalf of each of Donald C. Burke, Sarah E. Cogan, Deborah A. DeCotis, F. Ford Drummond, Sidney E. Harris, John R. Mallin, Connie D. McDaniel, Philip McLoughlin, Geraldine M. McNamara, James M. Oates and R. Keith Walton pursuant to a Power of Attorney, dated February 22, 2021.

EXHIBIT INDEX

Index. No	Description of Exhibit

EX-99(q)(2)	Power of Attorney for each of each of Donald C. Burke, Sarah E. Cogan, Deborah A. DeCotis, F. Ford Drummond, Sidney E. Harris, John R. Mallin, Connie D. McDaniel, Philip McLoughlin, Geraldine M. McNamara, James M. Oates and R. Keith Walton dated February 22, 2021

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase